Segment Reporting (Q1) (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 04, 2026 USD ($)	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting
Number of reportable segments | segment		1		1
Research and development
Total research and development expenses		$ 4,093	$ 7,737	$ 23,276	$ 40,179
General and administrative
Total general and administrative expenses		4,787	6,085	19,875	24,988
Impairment of long-lived assets			2,637	6,145	5,233
Net gain on lease termination	$ 600	633
Loss from operations		8,247	16,459	49,296	70,400
Other (income) expense, net		(688)	(1,054)	(3,774)	(5,633)
Net loss		7,559	15,405	45,522	64,767
Genetic Medicines Segment
Research and development
Wages, benefits, and other payroll		1,458	3,589	7,462	12,265
Third-party costs		2,432	3,794	14,532	22,691
Share-based compensation		142	244	842	2,529
Depreciation and amortization		61	110	440	2,694
Total research and development expenses		4,093	7,737	23,276	40,179
General and administrative
Wages, benefits, and other payroll		1,891	2,790	7,784	9,255
Third-party costs		2,415	2,603	9,644	12,055
Share-based compensation		414	614	2,159	3,291
Depreciation and amortization		67	78	288	387
Total general and administrative expenses		4,787	6,085	19,875	24,988
Impairment of long-lived assets			2,637	6,145	5,233
Net gain on lease termination		(633)
Loss from operations		(8,247)	(16,459)	49,296	70,400
Other (income) expense, net		688	1,054	(3,774)	(5,633)
Net loss		$ (7,559)	$ (15,405)	$ 45,522	$ 64,767